CONVERTIBLE DEBT (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended
	Sep. 30, 2014 ILS (₪) ₪ / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 ILS (₪)
Debt Instrument [Line Items]
Current balance		$ 39,396
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible bonds, aggregate par value | ₪	₪ 143,500
Bond purchase price expressed as a percentage of par value	96.50%
Convertible bonds, annual interest rate	5.00%
Debt instrument, term	5 years
Date of first required payment	Mar. 31, 2016
Convertible bonds, conversion price | (per share)	₪ 33.605	$ 9.61
Interest Payable		$ 307
Current balance		$ 24,626
Convertible Debt [Member] | ILS [Member]
Debt Instrument [Line Items]
Current balance | ₪			₪ 86,092